Stock-Based Compensation (Summary Of Darden Stock Unit Activity) (Details) (Darden stock units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 25, 2014
Darden stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	2.2
Units granted (shares)	0.6
Units vested (shares)	(0.5)
Units canceled (shares)	(0.2)
Outstanding end of period (shares)	2.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 52.83
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.11
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 48.87
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 46.20
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.55